Credit impairment charges / (releases) - Modification of financial assets (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Financial assets written and subject to enforcement activity, contractual amount outstanding	£ 512	£ 752
Amortised cost before modification	2,237	3,260
Net modification loss	1	2
Carrying amount of financial assets for which loss allowance has changed to 12-month measurement	£ 1,077	£ 419